LONG-TERM DEBT - Disclosure of long term debt (Details) - CAD ($) $ in Thousands	Aug. 31, 2020	Aug. 31, 2019
Disclosure of detailed information about borrowings [line items]
Deferred financing costs	$ (123)	$ (868)
Borrowings	115,266	49,576
Less: current portion of long term debt	(11,595)	(3,509)
Long-term portion	103,671	46,067
Bank of Montreal ("BMO") senior secured term loan ("Term Loan") maturing May 31, 2022 with principal repayments starting November 30, 2020 based on a 10 year amortization [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	115,000	50,000
Atlantic Canada Opportunities Agency ("ACOA") Business Development Program loan maturing September 1, 2024 with a 7 year amortization, bearing interest at an interest rate of 0% [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	311	346
Vehicle loans - five year term maturing June 17, 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 78	$ 98